Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
FundX Upgrader Fund (Prospectus Summary) | FundX Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FUNDX
FundX Flexible Income Fund (Prospectus Summary) | FundX Flexible Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INCMX
FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RELAX
FundX Aggressive Upgrader Fund (Prospectus Summary) | FundX Aggressive Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOTFX
FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UNBOX
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REMIX
FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TACTX
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOTLX